THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 17, 2010 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT.

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment:              |X|; Amendment Number: 1

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |X| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MCM Capital Management, LLC
Address:  1370 Avenue of the Americas
          New York, New York 10019

13F File Number: 028-10733

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Alan Rivera, Esq.
Title:  Chief Financial Officer and General Counsel
Phone:  (212) 586-4333


/s/ Alan Rivera              New York, New York            June 16, 2010
------------------         ----------------------      ----------------------
     [Signature]                [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               1

Form 13F Information Table Entry Total:          1

Form 13F Information Table Value Total:     $4,437
                                           (thousands)



List of Other Included Managers:


1.       Name: MMI Investments, LP.         13F File Number: 028-12272


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                  COLUMN  2        COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6     COLUMN 7       COLUMN 8

                                                       VALUE     SHRS OR    SH/ PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT    PRN CALL   DISCRETION   MANAGERS  SOLE     SHARED   NONE
ODYSSEY HEALTHCARE INC      COM            67611V101   4,437     245,000    Sh         Sole         None      245,000






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